Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 08, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is not the compensation committee’s practice to time or otherwise coordinate the granting of any equity awards to our non-employee directors or NEOs with any release of material nonpublic information. We have not adopted a formal policy related to timing of stock options or other equity awards in relation to the disclosure of material nonpublic information. It has been the practice of our compensation committee over the previous years to review our results following the end of a fiscal year, review our financial plan and strategy for the current fiscal year, and, based on those reviews, grant refresh equity awards that could include stock options to our NEOs. The grant date for those equity awards is generally in the first quarter following the end of the prior fiscal year. Additionally, our compensation committee approves the granting of equity awards in connection with the commencement of employment or promotion of our NEOs, and from time to time as determined appropriate by our compensation committee.

At times but infrequently, our compensation committee’s standard grant practices may result in a grant of stock options that coincide with a period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC. The following table presents information regarding the 2024 refresh stock options granted to our NEOs on the date that was four business days prior to the filing of a Current Report on Form 8-K furnished with the SEC regarding a press release announcing our 2024 Analyst and Investor Day.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($/share)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Chris Urmson	—	—	—	—	—
David Maday	3/8/2024	285,715	2.20	342,572.00	0.9%
Ossa Fisher	3/8/2024	142,858	2.20	171,287.00	0.9%
Nolan Shenai	3/8/2024	285,715	2.20	342,572.00	0.9%

Award Timing Method	It has been the practice of our compensation committee over the previous years to review our results following the end of a fiscal year, review our financial plan and strategy for the current fiscal year, and, based on those reviews, grant refresh equity awards that could include stock options to our NEOs. The grant date for those equity awards is generally in the first quarter following the end of the prior fiscal year. Additionally, our compensation committee approves the granting of equity awards in connection with the commencement of employment or promotion of our NEOs, and from time to time as determined appropriate by our compensation committee.
At times but infrequently, our compensation committee’s standard grant practices may result in a grant of stock options that coincide with a period beginning four business days before the filing of a periodic report or current report disclosing
	material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table	The following table presents information regarding the 2024 refresh stock options granted to our NEOs on the date that was four business days prior to the filing of a Current Report on Form 8-K furnished with the SEC regarding a press release announcing our 2024 Analyst and Investor Day.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($/share)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Chris Urmson	—	—	—	—	—
David Maday	3/8/2024	285,715	2.20	342,572.00	0.9%
Ossa Fisher	3/8/2024	142,858	2.20	171,287.00	0.9%
Nolan Shenai	3/8/2024	285,715	2.20	342,572.00	0.9%

Chris Urmson [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris Urmson
Underlying Securities | share		0
Exercise Price | $ / shares		$ 0
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0
David Maday [Member]
Awards Close in Time to MNPI Disclosures
Name		David Maday
Underlying Securities | share		285,715
Exercise Price | $ / shares		$ 2.20
Fair Value as of Grant Date | $		$ 342,572
Underlying Security Market Price Change		0.009
Ossa Fisher [Member]
Awards Close in Time to MNPI Disclosures
Name		Ossa Fisher
Underlying Securities | share		142,858
Exercise Price | $ / shares		$ 2.20
Fair Value as of Grant Date | $		$ 171,287
Underlying Security Market Price Change		0.009
Nolan Shenai [Member]
Awards Close in Time to MNPI Disclosures
Name		Nolan Shenai
Underlying Securities | share		285,715
Exercise Price | $ / shares		$ 2.20
Fair Value as of Grant Date | $		$ 342,572
Underlying Security Market Price Change		0.009